Share-based Payments - Measurement of Fair Value of Share Options Granted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share Based Payment Arrangements [Abstract]
Weighted average fair market value per option (C$)	$ 0.29	$ 0.88
Risk free interest rate	0.37%	1.54%
Expected volatility (based on actual historical volatility)	58.36%	54.74%
Dividend rate	0.00%	3.30%
Suboptimal exercise factor	1.25	1.25